UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     November 06, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $105,059 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTODESK INC                   COM              052769106     2931   172225 SH       SOLE    0              172225        0        0
CITRIX SYS INC                 COM              177376100     8372   378321 SH       SOLE    0              378321        0        0
CONEXANT SYSTEMS INC           COM              207142100       65    11510 SH       SOLE    0               11510        0        0
DIGITALTHINK INC               COM              25388M100      297   115541 SH       SOLE    0              115541        0        0
DOCUMENTUM INC                 COM              256159104     3283   153791 SH       SOLE    0              153791        0        0
DSP GROUP INC                  COM              23332B106    14000   561811 SH       SOLE    0              561811        0        0
FINISAR                        COM              31787A101      836   365000 SH       SOLE    0              365000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     4829   339600 SH       SOLE    0              339600        0        0
KEYNOTE SYS INC                COM              493308100     5576   498319 SH       SOLE    0              498319        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    15978   422920 SH       SOLE    0              422920        0        0
NOVELLUS SYS INC               COM              670008101      969    28840 SH       SOLE    0               28840        0        0
PARTHUSCEVA INC                COM              70212E106     5642   656866 SH       SOLE    0              656866        0        0
PC-TEL INC                     COM              69325Q105     5934   555087 SH       SOLE    0              555087        0        0
POLYCOM INC                    COM              73172K104     7148   430365 SH       SOLE    0              430365        0        0
QLOGIC CORP                    COM              747277101    18936   402800 SH       SOLE    0              402800        0        0
RSA SEC INC                    COM              749719100     2006   139500 SH       SOLE    0              139500        0        0
SKILLSOFT PLC                  SPONSORED ADR    830928107      711    95457 SH       SOLE    0               95457        0        0
TURNSTONE SYSTEMS INC          COM              900423104     3563  1241430 SH       SOLE    0             1241430        0        0
VITRIA TECHNOLOGY              COM NEW          92849Q401     2049   405737 SH       SOLE    0              405737        0        0
WESTERN DIGITAL CORP           COM              958102105     1934   150000 SH       SOLE    0              150000        0        0